S000075205 [Member] Expense Example - iShares U.S. Long Government Bond Index Fund - iShares U.S. Long Government Bond Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0